Polar Capital Emerging Market Stars Fund
PORTFOLIO OF INVESTMENTS
June 30, 2025 (Unaudited)

COMMON STOCKS – 97.3%	Shares	Fair Value
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT – 22.3%
Advanced Micro-Fabrication Equipment Inc. China (China) (a)	57,328	$1,461,423
ASPEED Technology Inc. (Taiwan)	11,051	1,797,159
eMemory Technology Inc. (Taiwan)	38,852	3,145,318
Eugene Technology Co. Ltd. (South Korea)	59,021	1,705,588
Faraday Technology Corp. (Taiwan)	285,130	1,814,488
HPSP Co. Ltd. (South Korea)	84,846	1,736,821
Jusung Engineering Co. Ltd. (South Korea)	53,194	1,220,578
MediaTek Inc. (Taiwan)	87,925	3,767,469
SK Hynix Inc. (South Korea)	18,687	4,026,705
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)	445,696	16,298,815
		$36,974,364
BANKS – 9.2%
Grupo Financiero Banorte S.A.B. de C.V. (Mexico)	147,764	$1,350,661
ICICI Bank Ltd. (India)	335,436	5,668,782
Karnataka Bank (The) Ltd. (India)	649,881	1,482,867
NU Holdings Ltd. (Brazil) (a)	265,522	3,642,962
Vietnam Technological & Commercial Joint Stock Bank (Vietnam) (a)	2,349,118	3,076,163
		$15,221,435
INTERACTIVE MEDIA & SERVICES – 8.7%
Tencent Holdings Ltd. (China)	198,823	$12,811,282
VTEX (Brazil) (a)	254,977	1,682,848
		$14,494,130
BROADLINE RETAIL – 7.0%
Alibaba Group Holding Ltd. (China) (b)	24,814	$2,814,156
Alibaba Group Holding Ltd. (China)	203,104	2,875,130
MercadoLibre Inc. (Brazil) (a)	1,366	3,570,219
PDD Holdings Inc. (China) (a),(b)	21,805	2,282,111
		$11,541,616
INSURANCE – 5.6%
AIA Group Ltd. (Hong Kong)	439,198	$3,978,450
Max Financial Services Ltd. (India) (a)	169,785	3,259,676
Ping An Insurance Group Co. of China Ltd. (China)	316,443	2,019,957
		$9,258,083
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS – 5.0%
Chroma ATE Inc. (Taiwan)	240,902	$3,647,464
Daejoo Electronic Materials Co. Ltd. (South Korea)	24,822	1,311,690

Polar Capital Emerging Market Stars Fund
PORTFOLIO OF INVESTMENTS  (Continued)
June 30, 2025 (Unaudited)
COMMON STOCKS — Continued	Shares	Fair Value
E Ink Holdings Inc. (Taiwan)	212,185	$1,605,994
Unimicron Technology Corp. (Taiwan)	452,342	1,765,448
		$8,330,596
REAL ESTATE MANAGEMENT & DEVELOPMENT – 4.7%
Aldar Properties PJSC (United Arab Emirates)	864,934	$2,101,787
Corp. Inmobiliaria Vesta S.A.B. de C.V. (Mexico)	363,559	999,160
Phoenix Mills (The) Ltd. (India)	255,633	4,657,248
		$7,758,195
HOTELS, RESTAURANTS & LEISURE – 4.6%
Eternal Ltd. (India) (a)	445,506	$1,372,069
MakeMyTrip Ltd. (India) (a)	13,570	1,330,131
Meituan (China) (a),(c)	162,055	2,606,824
Trip.com Group Ltd. (China) (b)	39,177	2,297,339
		$7,606,363
OIL, GAS & CONSUMABLE FUELS – 4.4%
Paladin Energy Ltd. (Australia) (a)	305,206	$1,627,144
Reliance Industries Ltd. (India)	327,194	5,726,949
		$7,354,093
MACHINERY – 3.4%
Action Construction Equipment Ltd. (India)	115,968	$1,649,010
Jiangsu Hengli Hydraulic Co. Ltd. (China)	140,685	1,416,409
Shenzhen Inovance Technology Co. Ltd. (China)	289,105	2,609,230
		$5,674,649
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS – 3.3%
Samsung Electronics Co. Ltd. (South Korea)	124,177	$5,491,308
METALS & MINING – 2.3%
Ivanhoe Mines Ltd. (South Africa) (a)	501,881	$3,770,327
GROUND TRANSPORTATION – 2.1%
DiDi Global Inc. (China) (a),(b)	252,476	$1,237,133
Grab Holdings Ltd. (Singapore) (a)	448,344	2,255,170
		$3,492,303
IT SERVICES – 2.0%
FPT Corp. (Vietnam)	371,389	$1,680,266

Polar Capital Emerging Market Stars Fund
PORTFOLIO OF INVESTMENTS  (Continued)
June 30, 2025 (Unaudited)
COMMON STOCKS — Continued	Shares	Fair Value
Globant S.A. (Argentina) (a)	17,552	$1,594,423
		$3,274,689
ENTERTAINMENT – 1.9%
Sea Ltd. (Singapore) (a),(b)	19,643	$3,141,701
CAPITAL MARKETS – 1.8%
360 ONE WAM Ltd. (India)	124,582	$1,735,792
Hong Kong Exchanges & Clearing Ltd. (Hong Kong)	23,500	1,263,985
		$2,999,777
AUTOMOBILES – 1.4%
Kia Corp. (South Korea)	32,739	$2,342,620
CONSUMER STAPLES DISTRIBUTION & RETAIL – 1.4%
BBB Foods Inc. (Mexico) (a)	45,344	$1,258,749
Raia Drogasil S.A. (Brazil)	384,860	1,071,043
		$2,329,792
CONSUMER FINANCE – 1.4%
Kaspi.KZ JSC (Kazakhstan) (b)	26,514	$2,250,773
CHEMICALS – 1.1%
Sunresin New Materials Co. Ltd. (China)	249,602	$1,754,053
SPECIALTY RETAIL – 1.1%
Mobile World Investment Corp. (Vietnam)	697,375	$1,750,362
ELECTRICAL EQUIPMENT – 1.0%
Contemporary Amperex Technology Co. Ltd. (China)	47,188	$1,665,173
HEALTH CARE PROVIDERS & SERVICES – 0.9%
Apollo Hospitals Enterprise Ltd. (India)	17,492	$1,477,676
BIOTECHNOLOGY – 0.7%
Innovent Biologics Inc. (China) (a),(c)	116,836	$1,171,243
TOTAL COMMON STOCKS–97.3% (Cost $123,545,400)		$161,125,321

Polar Capital Emerging Market Stars Fund
PORTFOLIO OF INVESTMENTS  (Continued)
June 30, 2025 (Unaudited)
PREFERRED STOCKS – 1.5%	Shares	Fair Value
BANKS – 1.5%
Itau Unibanco Holding S.A. (Brazil), 3.08% (d)	367,464	$2,499,088
TOTAL PREFERRED STOCKS–1.5% (Cost $1,638,992)		$2,499,088
TOTAL INVESTMENTS–98.8% (Cost $125,184,392)		$163,624,409
Other Assets in Excess of Liabilities – 1.2%		$2,037,527
NET ASSETS–100.0%		$165,661,936

(a)	Non-income producing security.
(b)
This security represents the common stock of a foreign company which trades directly or through an
American Depositary Receipt ("ADR") on the over-the-counter market or on a U.S. national securities exchange.

(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. As of
June 30, 2025, these securities had a total value of $3,778,067 which represented 2.3% of the Fund's net assets.

(d)	Current yield is disclosed. Dividends are calculated based on a percentage of the issuer's net income.

Polar Capital Emerging Market ex-China Stars Fund
PORTFOLIO OF INVESTMENTS
June 30, 2025 (Unaudited)

COMMON STOCKS – 93.5%	Shares	Fair Value
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT – 23.6%
ASPEED Technology Inc. (Taiwan)	79	$12,847
eMemory Technology Inc. (Taiwan)	335	27,121
Eugene Technology Co. Ltd. (South Korea)	649	18,755
Faraday Technology Corp. (Taiwan)	2,169	13,803
HPSP Co. Ltd. (South Korea)	710	14,534
Jusung Engineering Co. Ltd. (South Korea)	399	9,155
MediaTek Inc. (Taiwan)	912	39,078
SK Hynix Inc. (South Korea)	144	31,029
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)	3,206	117,241
		$283,563
BANKS – 10.9%
Grupo Financiero Banorte S.A.B. de C.V. (Mexico)	1,639	$14,981
ICICI Bank Ltd. (India)	2,918	49,313
Karnataka Bank (The) Ltd. (India)	7,200	16,429
NU Holdings Ltd. (Brazil) (a)	2,748	37,703
Vietnam Technological & Commercial Joint Stock Bank (Vietnam) (a)	9,500	12,440
		$130,866
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS – 9.2%
Chroma ATE Inc. (Taiwan)	2,190	$33,158
Daejoo Electronic Materials Co. Ltd. (South Korea)	246	13,000
Delta Electronics Inc. (Taiwan)	1,709	24,184
E Ink Holdings Inc. (Taiwan)	3,166	23,963
Unimicron Technology Corp. (Taiwan)	4,389	17,130
		$111,435
REAL ESTATE MANAGEMENT & DEVELOPMENT – 6.6%
Aldar Properties PJSC (United Arab Emirates)	9,835	$23,899
Corp. Inmobiliaria Vesta S.A.B. de C.V. (Mexico)	3,876	10,652
Phoenix Mills (The) Ltd. (India)	1,850	33,704
Sunteck Realty Ltd. (India)	2,140	11,131
		$79,386
OIL, GAS & CONSUMABLE FUELS – 5.3%
Paladin Energy Ltd. (Australia) (a)	2,335	$12,449
Reliance Industries Ltd. (India)	2,924	51,179
		$63,628
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS – 4.0%
Samsung Electronics Co. Ltd. (South Korea)	1,088	$48,113

Polar Capital Emerging Market ex-China Stars Fund
PORTFOLIO OF INVESTMENTS  (Continued)
June 30, 2025 (Unaudited)
COMMON STOCKS — Continued	Shares	Fair Value
IT SERVICES – 3.4%
FPT Corp. (Vietnam)	3,669	$16,600
Globant S.A. (Argentina) (a)	130	11,809
Presight AI Holding PLC (United Arab Emirates) (a)	14,767	12,503
		$40,912
GROUND TRANSPORTATION – 3.0%
Grab Holdings Ltd. (Singapore) (a)	5,561	$27,972
Grupo Traxion S.A.B. de C.V. (Mexico) (a),(b)	8,275	7,686
		$35,658
CONSUMER STAPLES DISTRIBUTION & RETAIL – 2.8%
BBB Foods Inc. (Mexico) (a)	681	$18,905
Raia Drogasil S.A. (Brazil)	5,268	14,660
		$33,565
ENTERTAINMENT – 2.8%
Sea Ltd. (Singapore) (a),(c)	209	$33,428
INSURANCE – 2.7%
Max Financial Services Ltd. (India) (a)	1,668	$32,024
METALS & MINING – 2.6%
Ivanhoe Mines Ltd. (South Africa) (a)	4,194	$31,507
BROADLINE RETAIL – 2.6%
MercadoLibre Inc. (Brazil) (a)	12	$31,364
HOTELS, RESTAURANTS & LEISURE – 1.7%
Eternal Ltd. (India) (a)	3,824	$11,777
MakeMyTrip Ltd. (India) (a)	92	9,018
		$20,795
INDUSTRIAL CONGLOMERATES – 1.7%
SK Square Co. Ltd. (South Korea) (a)	150	$20,161
AUTOMOBILES – 1.6%
Kia Corp. (South Korea)	265	$18,962
CAPITAL MARKETS – 1.5%
360 ONE WAM Ltd. (India)	1,323	$18,433

Polar Capital Emerging Market ex-China Stars Fund
PORTFOLIO OF INVESTMENTS  (Continued)
June 30, 2025 (Unaudited)
COMMON STOCKS — Continued	Shares	Fair Value
SPECIALTY RETAIL – 1.4%
Mobile World Investment Corp. (Vietnam)	6,878	$17,263
CONSUMER FINANCE – 1.4%
Kaspi.KZ JSC (Kazakhstan) (c)	203	$17,233
INTERACTIVE MEDIA & SERVICES – 1.4%
VTEX (Brazil) (a)	2,522	$16,645
MACHINERY – 1.2%
Action Construction Equipment Ltd. (India)	1,010	$14,362
ELECTRICAL EQUIPMENT – 1.1%
WEG S.A. (Brazil)	1,772	$13,953
HEALTH CARE PROVIDERS & SERVICES – 1.0%
Apollo Hospitals Enterprise Ltd. (India)	138	$11,658
TOTAL COMMON STOCKS–93.5% (Cost $938,308)		$1,124,914
PREFERRED STOCKS – 2.6%
BANKS – 2.6%
Itau Unibanco Holding S.A. (Brazil), 3.08% (d)	4,654	$31,651
TOTAL PREFERRED STOCKS–2.6% (Cost $25,713)		$31,651
TOTAL INVESTMENTS–96.1% (Cost $964,021)		$1,156,565
Other Assets in Excess of Liabilities – 3.9%		$46,640
NET ASSETS–100.0%		$1,203,205

(a)	Non-income producing security.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, typically only to qualified institutional buyers. As of June
30, 2025, this security had a total value of $7,686 which represented 0.6% of the Fund's net assets.

(c)
This security represents the common stock of a foreign company which trades directly or through an
American Depositary Receipt ("ADR") on the over-the-counter market or on a U.S. national securities exchange.

(d)	Current yield is disclosed. Dividends are calculated based on a percentage of the issuer's net income.

Polar Capital International Small Company Fund
PORTFOLIO OF INVESTMENTS
June 30, 2025 (Unaudited)

COMMON STOCKS – 99.7%	Shares	Fair Value
SOFTWARE – 32.4%
cBrain A/S (Denmark)	94,866	$3,220,239
Freee KK (Japan) (a)	72,700	1,933,360
Hyundai Ezwel Co. Ltd. (South Korea)	357,860	1,788,816
Innoscripta SE (Germany) (a)	76,898	9,112,550
Kinaxis Inc. (Canada) (a)	27,141	4,036,420
Lime Technologies AB (Sweden)	85,705	3,757,719
Money Forward Inc. (Japan) (a)	57,000	1,934,574
m-up Holdings Inc. (Japan)	288,700	4,139,541
PSI Software SE (Germany) (a)	84,079	3,025,065
Rakus Co. Ltd. (Japan)	104,700	1,678,235
SmartCraft ASA (Sweden) (a)	1,815,697	4,809,722
WiseTech Global Ltd. (Australia)	63,757	4,572,388
		$44,008,629
FINANCIAL SERVICES – 9.8%
Boku Inc. (United States) (a),(b)	1,569,236	$4,577,275
WAG Payment Solutions PLC (United Kingdom)	3,866,219	4,638,288
Wise PLC (United Kingdom) (a)	284,024	4,057,395
		$13,272,958
INTERACTIVE MEDIA & SERVICES – 6.7%
Baltic Classifieds Group PLC (United Kingdom)	919,712	$4,708,911
Hemnet Group AB (Sweden)	75,098	2,204,937
Trustpilot Group PLC (United Kingdom) (a),(b)	655,099	2,179,961
		$9,093,809
CONSUMER STAPLES DISTRIBUTION & RETAIL – 5.7%
Apotea Sverige AB (Sweden) (a)	661,233	$6,153,342
Redcare Pharmacy N.V. (Netherlands) (a),(b)	13,771	1,523,451
		$7,676,793
AEROSPACE & DEFENSE – 4.8%
INVISIO AB (Sweden)	78,128	$2,949,316
Montana Aerospace A.G. (Germany) (a),(b)	109,867	3,595,468
		$6,544,784
PHARMACEUTICALS – 4.3%
Neuren Pharmaceuticals Ltd. (Australia) (a)	313,976	$2,918,631
SwedenCare AB (Sweden)	641,404	2,938,924
		$5,857,555

Polar Capital International Small Company Fund
PORTFOLIO OF INVESTMENTS  (Continued)
June 30, 2025 (Unaudited)
COMMON STOCKS — Continued	Shares	Fair Value
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS – 4.2%
E Ink Holdings Inc. (Taiwan)	578,000	$4,374,789
SOLUM Co. Ltd. (South Korea) (a)	106,853	1,256,856
		$5,631,645
COMMERCIAL SERVICES & SUPPLIES – 3.4%
AlphaPurchase Corp. (Japan)	242,600	$4,659,224
LIFE SCIENCES TOOLS & SERVICES – 2.8%
AddLife AB (Sweden)	89,240	$1,781,070
Evotec SE (Germany) (a)	238,765	2,032,645
		$3,813,715
PROFESSIONAL SERVICES – 2.7%
One Career Inc. (Japan)	235,200	$3,707,785
BIOTECHNOLOGY – 2.6%
BoneSupport Holding AB (Sweden) (a),(b)	11,235	$332,506
Devyser Diagnostics AB (Sweden) (a)	232,945	3,127,514
		$3,460,020
CAPITAL MARKETS – 2.4%
AJ Bell PLC (United Kingdom)	146,252	$1,030,356
Integral Corp. (Japan)	101,300	2,240,913
		$3,271,269
HEALTH CARE TECHNOLOGY – 2.0%
Medley Inc. (Japan) (a)	72,800	$1,600,327
Nordhealth A/S (Finland) (a)	291,980	1,100,784
		$2,701,111
HEALTH CARE EQUIPMENT & SUPPLIES – 2.0%
Ambu A/S (Denmark)	59,383	$933,978
PolyNovo Ltd. (Australia) (a)	2,217,639	1,744,881
		$2,678,859
ENTERTAINMENT – 1.9%
Hacksaw AB (Sweden) (a)	323,475	$2,598,495
AIR FREIGHT & LOGISTICS – 1.6%
InPost S.A. (Poland) (a)	130,612	$2,173,607

Polar Capital International Small Company Fund
PORTFOLIO OF INVESTMENTS  (Continued)
June 30, 2025 (Unaudited)
COMMON STOCKS — Continued	Shares	Fair Value
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT – 1.4%
Eo Technics Co. Ltd. (South Korea)	15,841	$1,965,725
CONSUMER FINANCE – 1.4%
Funding Circle Holdings PLC (United Kingdom) (a),(b)	1,054,841	$1,859,191
DIVERSIFIED CONSUMER SERVICES – 1.4%
Auction Technology Group PLC (United Kingdom) (a)	293,388	$1,834,385
PERSONAL CARE PRODUCTS – 1.2%
Pharmanutra S.p.A. (Italy)	30,430	$1,692,071
REAL ESTATE MANAGEMENT & DEVELOPMENT – 1.2%
Corp. Inmobiliaria Vesta S.A.B. de C.V. (Mexico)	604,276	$1,660,717
TRADING COMPANIES & DISTRIBUTORS – 1.1%
IPD Group Ltd. (Australia)	778,422	$1,526,709
LEISURE PRODUCTS – 0.8%
MIPS AB (Sweden)	22,994	$1,077,484
MEDIA – 0.8%
YouGov PLC (United Kingdom)	202,712	$1,045,020
IT SERVICES – 0.7%
Trifork Group A.G. (Denmark) (a)	62,406	$921,249

Polar Capital International Small Company Fund
PORTFOLIO OF INVESTMENTS  (Continued)
June 30, 2025 (Unaudited)
COMMON STOCKS — Continued	Shares	Fair Value
MACHINERY – 0.4%
AutoStore Holdings Ltd. (Norway) (a),(b)	862,308	$516,299
TOTAL COMMON STOCKS–99.7% (Cost $119,848,189)		$135,249,108
TOTAL INVESTMENTS–99.7% (Cost $119,848,189)		$135,249,108
Other Assets in Excess of Liabilities – 0.3%		$395,310
NET ASSETS–100.0%		$135,644,418

(a)	Non-income producing security.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. As of
June 30, 2025, these securities had a total value of $14,584,151 which represented 10.8% of the Fund's net assets.